Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	true
AmendmentDescription	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Document Period End Date	Mar. 31, 2012
Trading Symbol	GLOI
Entity Registrant Name	GLOBALOPTIONS GROUP, INC.
Entity Central Index Key	0001294649
Entity Filer Category	Smaller Reporting Company